UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-3121

EquiTrust Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines, IA	50266
(Address of principal executive offices)	(Zip code)

Stephen M. Morain, Esquire

EquiTrust Money Market Fund, Inc.

5400 University Avenue, West Des Moines, IA 50266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-225-5586

Date of fiscal year end:	07/31/2004

Date of reporting period:	07/01/03 - 06/30/04

The EquiTrust Money Market Fund, Inc. was not entitled to vote on any matter relating to a security considered at any shareholder meeting held during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Money Market Fund, Inc.

By (Signature and Title)

/s/ Dennis M. Marker
Dennis M. Marker, Chief Executive Officer

Date	August 27, 2004